SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income before provision for income taxes	$ 8,175,034	$ 12,364,226	$ 7,736,139
CHINA
Income before provision for income taxes	$ 8,175,034	$ 12,364,226	$ 7,736,139